UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                             UBS Event Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2009

                             UBS EVENT FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                               DECEMBER 31, 2009













                                    CONTENTS

Report of Independent Registered Public Accounting Firm ......................1
Statement of Assets, Liabilities and Members' Capital ........................2
Statement of Operations ......................................................3
Statements of Changes in Members' Capital ....................................4
Statement of Cash Flows ......................................................5
Financial Highlights .........................................................6
Notes to Financial Statements ................................................7
Schedule of Portfolio Investments ............................................16

(ERNST & YOUNG LOGO)
                                            Ernst & Young LLP
                                            5 Times Square
                                            New York, New York 10036-6530

                                            Tel: (212) 773-3000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS EVENT FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Event Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2009, by correspondence with management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Event Fund, L.L.C. at December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

February 23, 2010


                 A member firm of Ernst & Young Global Limited                 1

                                                                                        UBS EVENT FUND, L.L.C.

                                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

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                                                                                             DECEMBER 31, 2009

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ASSETS

Investments in Investment Funds, at fair value (cost $94,131,071)                              $   107,221,441
Cash and cash equivalents                                                                           28,533,995
Advanced subscriptions in Investment Funds                                                          18,000,000
Receivable from Investment Funds                                                                    17,925,053
Interest receivable                                                                                      1,966
Other assets                                                                                            12,783
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TOTAL ASSETS                                                                                       171,695,238
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LIABILITIES

Withdrawals payable                                                                                 28,599,293
Management Fee payable                                                                                 173,967
Professional fees payable                                                                              168,986
Administration fee payable                                                                              29,820
Other liabilities                                                                                       26,320
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TOTAL LIABILITIES                                                                                   28,998,386
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MEMBERS' CAPITAL                                                                               $   142,696,852
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MEMBERS' CAPITAL

Represented by:

Net capital contributions                                                                      $   129,606,482
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds           13,090,370
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MEMBERS' CAPITAL                                                                               $   142,696,852
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                  The accompanying notes are an integral part of these financial statements.                 2

                                                                                        UBS EVENT FUND, L.L.C.

                                                                                       STATEMENT OF OPERATIONS

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                                                                                  YEAR ENDED DECEMBER 31, 2009

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INVESTMENT INCOME

Interest                                                                                       $        18,215
Other income                                                                                            25,097
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TOTAL INVESTMENT INCOME                                                                                 43,312
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EXPENSES

Management Fee                                                                                       2,163,589
Professional fees                                                                                      458,438
Administration fee                                                                                     177,911
Directors' fees                                                                                         56,881
Printing, insurance and other expenses                                                                 181,624
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TOTAL EXPENSES                                                                                       3,038,443
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NET INVESTMENT LOSS                                                                                 (2,995,131)
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NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                        6,593,320
Net change in unrealized appreciation/depreciation on investments in Investment Funds               17,661,380
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NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                              24,254,700
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NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                                                $    21,259,569
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                  The accompanying notes are an integral part of these financial statements.                 3

                                                                                        UBS EVENT FUND, L.L.C.

                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

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                                                                        YEARS ENDED DECEMBER 31, 2008 AND 2009

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                                                                 ADVISER            MEMBERS          TOTAL
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MEMBERS' CAPITAL AT JANUARY 1, 2008                        $    2,485,959    $  408,609,893    $  411,095,852

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                         (47)       (5,715,446)       (5,715,493)
 Net realized gain/(loss) from investments in Investment
      Funds                                                         1,531        16,943,853        16,945,384
 Net change in unrealized
      appreciation/depreciation on investments in
      Investment Funds                                             (7,775)     (125,954,395)     (125,962,170)
      Incentive allocation                                            197              (197)               --
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                       (6,094)     (114,726,185)     (114,732,279)
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MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' subscriptions                                 23,333        48,157,352        48,180,685
Adviser and Members' withdrawals                               (2,483,225)     (159,953,796)     (162,437,021)
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                         (2,459,892)     (111,796,444)     (114,256,336)
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MEMBERS' CAPITAL AT DECEMBER 31, 2008                      $       19,973    $  182,087,264    $  182,107,237
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INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                        (101)       (2,995,030)       (2,995,131)
 Net realized gain/(loss) from investments in Investment
      Funds                                                           985         6,592,335         6,593,320
 Net change in unrealized
      appreciation/depreciation on investments in
     Investment Funds                                               2,095        17,659,285        17,661,380
Incentive allocation                                                8,344            (8,344)               --
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                       11,323        21,248,246        21,259,569
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MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --         1,231,912         1,231,912
Members' withdrawals                                                   --       (61,901,866)      (61,901,866)
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NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                                 --       (60,669,954)      (60,669,954)
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MEMBERS' CAPITAL AT DECEMBER 31, 2009                      $       31,296    $  142,665,556    $  142,696,852
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                 The accompanying notes are an integral part of these financial statements.                  4

                                                                                        UBS EVENT FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS

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                                                                                  YEAR ENDED DECEMBER 31, 2009

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CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                       $   21,259,569
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments in Investment Funds                                                    (14,193,239)
  Proceeds from disposition of investments in Investment Funds                                     75,115,776
  Net realized (gain)/loss from investments in Investment Funds                                    (6,593,320)
  Net change in unrealized appreciation/depreciation on investments in Investment Funds           (17,661,380)
  Changes in assets and liabilities:
  (Increase) decrease in assets:
   Advanced subscriptions in Investment Funds                                                     (18,000,000)
   Interest receivable                                                                                  7,631
   Receivables from Investment Funds                                                               67,812,828
   Other assets                                                                                        (5,316)
  Increase (decrease) in liabilities:
   Administration fee payable                                                                         (27,767)
   Management Fee payable                                                                            (148,957)
   Professional fees payable                                                                         (159,485)
   Other liabilities                                                                                  (11,882)
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NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         107,394,458

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                            1,231,912
Payments on Members' withdrawals, including change in withdrawals payable                        (156,387,836)
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NET CASH USED IN FINANCING ACTIVITIES                                                            (155,155,924)

Net decrease in cash and cash equivalents                                                         (47,761,466)
Cash and cash equivalents--beginning of year                                                       76,295,461
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CASH AND CASH EQUIVALENTS--END OF YEAR                                                         $   28,533,995
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                 The accompanying notes are an integral part of these financial statements.                  5

                                                                                        UBS EVENT FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

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                                                                                             DECEMBER 31, 2009

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     The following  represents the ratios to average members' capital and other  supplemental  information for the periods indicated:

                                                   YEARS ENDED DECEMBER 31,
                                                   ------------------------
                                           2009          2008          2007          2006          2005
                                           ----          ----          ----          ----          ----
     Ratio of net investment loss
     to average members'
     capital (a,b)                         (1.71%)      (1.49%)       (1.52%)       (1.50%)       (1.40%)
     Ratio of total expenses to
     average members' capital
     before Incentive
     Allocation (a,b)                       1.73%        1.59%         1.60%         1.56%         1.50%
     Ratio of total expenses to
     average members' capital
     after Incentive Allocation (a,c)       1.74%        1.59%         2.24%         2.22%         1.67%
     Portfolio turnover rate               11.18%        9.32%        13.70%        23.69%        27.45%
     Total return before Incentive
     Allocation (d)                        13.51%      (27.56%)       14.08%        14.09%         3.25%
     Total return after Incentive
     Allocation (e)                        13.50%      (27.56%)       13.38%        13.38%         3.09%
     Average debt ratio (a)                   --           --          0.53%         1.46%         0.04%
     Members' capital at end of
     year                              $142,696,852  $182,107,237  $411,095,852  $351,300,639  $340,679,417

        (a) The average members'  capital used in the above ratios are calculated  using  pre-tender  members'
            capital.

        (b) Ratio of total expenses and net investment loss to average  members'  capital does not include the impact of  expenses  and  incentive  allocations  or  incentive  fees  related  to the  underlying
            Investment Funds.

        (c) Ratio of total expenses to average members' capital after Incentive  Allocation to the Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable,  and timing of  capital  transactions.  The ratio of  expense  to average  members'  capital  after  Incentive
            Allocation  does not include the impact of expenses and incentive  allocations  or incentive  fees related to the underlying Investment Funds.

        (d) Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on the timing of capital transactions.

        (e) Total  return  assumes a purchase of an interest in the Fund at the  beginning of the period and a sale of the Fund interest on the last day of the period noted,  after Incentive  Allocation to the
            Adviser,  and does not reflect the deduction of placement fees, if any,  incurred when subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on Incentive
            Allocation, if applicable, and the timing of capital transactions.




                 The accompanying notes are an integral part of these financial statements.                  6

                                                          UBS EVENT FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

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                                                               DECEMBER 31, 2009

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1.   ORGANIZATION

     UBS Event Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001 and commenced operations on October 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the fair value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                          UBS EVENT FUND, L.L.C.

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                                                               DECEMBER 31, 2009

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2.   NEW ACCOUNTING PRONOUNCEMENTS

     On June 30, 2009, the Fund adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Fund's members' capital or results of operations.

     In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("Codification"). The standard identifies the Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. The Codification did not change U. S. generally accepted accounting principles ("GAAP"), but rather organized them into a hierarchy where all guidance within the Codification carries an equal level of authority. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities
     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date
     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In

                                                          UBS EVENT FUND, L.L.C.

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                                                               DECEMBER 31, 2009

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3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of December 31, 2009. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2009.

     The Investment Funds in the distressed/credit strategy invest primarily in long and short credit, event-driven and capital structure arbitrage strategies in the high-yield distressed and high grade corporate debt instruments and their derivatives. Investment Funds within this strategy are generally subject to a 45 - 180 day redemption notice period. Investment Funds representing approximately 18 percent of the fair value of the investments in this strategy are side pockets where the liquidation of assets are expected over the next 24 months. The remaining approximately 82 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of December 31, 2009.

     The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in United States and Japan common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 60 - 125 day redemption notice period. An Investment Fund representing approximately 7 percent of the fair value of the investments in this strategy is in a side pocket where the liquidation of assets are expected over the next 24 months. The remaining approximately 93 percent of the Investment Funds have either initial redemption dates commencing in the future (72 percent) or they can be redeemed with no restrictions (21 percent) as of the measurement date.

     The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in United States based securities. The management of these partnership's seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments.

                                                          UBS EVENT FUND, L.L.C.

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                                                               DECEMBER 31, 2009

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3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Investment Funds within this strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing approximately 27 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets are expected over the next 24 - 36 months. The remaining approximately 73 percent of the Investment Funds can be redeemed with no restrictions as of the measurement date.

     The Investment Funds in the special situations strategy invest by diversifying across multiple strategies, and diversifying within strategies and hedge the risk of individual positions and the risk of the individual strategies as well as the residual risk of the entire portfolio. Investment Funds within this strategy are generally subject to a 60 - 100 day redemption notice period. Investment Funds representing approximately 36 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months. The remaining approximately 64 percent of the Investment Funds can be redeemed with no restrictions as of the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

                                                          UBS EVENT FUND, L.L.C.

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                                                               DECEMBER 31, 2009

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3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $2,995,131 and $6,593,320 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2009 and had no effect on members' capital.

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

                                                          UBS EVENT FUND, L.L.C.

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                                                               DECEMBER 31, 2009

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3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES (CONTINUED)

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account described below. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Administrator, Adviser and the Special Advisory Account. A portion of the Management Fee will be paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                                                          UBS EVENT FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser, Special Advisory Account or Administrator as described above.

     The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the Member's capital account for such period. A Special
     Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2009 and the year ended December 31, 2008 was $8,344 and $197, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the year ended December 31, 2009 and as of the year ended December 31, 2008, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

     The Adviser did not withdraw from their capital account for the year ended December 31, 2009 and withdrew $2,483,225 in the year ended December 31, 2008.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum

                                                          UBS EVENT FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

     monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     The Custodian of the Fund's assets provides custodial services for the Fund.

6.   INVESTMENTS

     As of December 31, 2009 the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2009 amounted to $14,193,239 and $75,115,776, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2009.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.50% (per annum) of net assets and performance incentive fees and allocations ranging from 16.50% to 30.00% of net profits earned which excludes Pershing Square IV, L.P. that no longer charges management or performance incentive fees. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

                                                          UBS EVENT FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

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9.   SUBSEQUENT EVENTS

     As of December 31, 2009, the Fund had $28,599,293 of withdrawals payable. On January 21, 2010, the Fund paid $25,335,747. The remaining amount payable of $3,263,546 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2009 and December 31, 2009 tender offers.

     Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          DOLLAR
                                                               REALIZED AND                                             AMOUNT OF
                                                                UNREALIZED                                              FAIR VALUE
                                                        % OF    GAIN/(LOSS)    INITIAL                     FIRST        FOR FIRST
                                                      MEMBERS'     FROM      ACQUISITION                  AVAILABLE     AVAILABLE
    INVESTMENT FUND            COST       FAIR VALUE   CAPITAL  INVESTMENTS      DATE    LIQUIDITY (a) REDEMPTION (b) REDEMPTION (b)
------------------------- -------------  ------------  ------- ------------  ----------- ------------- -------------- --------------
DISTRESSED/CREDIT
Claren Road Credit
  Partners, L.P. (c)      $ 10,000,000   $ 10,723,177   7.51 % $    723,176    7/1/2009    Quarterly
Harbinger Capital
  Partners Fund I, L.P.,
  Class L (d)                   399,033     1,325,441   0.93        942,442    5/1/2002       N/A
Harbinger Class PE
  Holdings (US) Trust (d)     3,685,612     3,291,348   2.31       (404,722)   5/1/2002       N/A
Marathon Distressed                                                                          Every
  Subprime Fund, L.P.        10,000,000     9,907,326   6.94      2,440,748    9/1/2007    18 Months
                          -------------  ------------  ------- ------------
  DISTRESSED/CREDIT
  SUBTOTAL                $  24,084,645  $ 25,247,292  17.69 % $  3,701,644

LONG/SHORT EQUITY

North Run Qualified
  Partners, L.P.              3,936,125     5,813,516   4.08      1,813,516    12/1/2003    Annually      6/30/2010      5,813,516
Pershing Square IV,
  L.P. (c)                    3,000,000       503,078   0.35        (47,895)   6/1/2007    Quarterly
Steel Partners Japan
  Strategic
  Fund, L.P.(d)               1,773,909     1,607,199   1.13       (186,766)   1/1/2006       N/A
The Children's Investment
  Fund, L.P.,                                                                                Every
  Class A                     3,308,736     4,454,843   3.12         10,214    11/1/2005   36 Months
Trian Partners, L.P.         12,000,000    11,434,570   8.01      1,497,782    1/1/2008     Annually     12/31/2010     11,434,570
                          -------------  ------------  ------- ------------
  LONG/SHORT EQUITY
  SUBTOTAL                $  24,018,770  $ 23,813,206  16.69 % $  3,086,851

MULTI-STRATEGY

Davidson Kempner
  Partners, L.P. (c)          9,311,328    10,542,402   7.39      2,421,226    10/1/2006 Semi-Annually
OZ Domestic Partners,
  L.P. (c)                    5,307,837    10,380,945   7.28      2,687,040    10/1/2001   Annually
OZ Domestic Partners,
  L.P. (d)                    5,922,301     7,665,294   5.37        177,578    10/1/2001      N/A
                          -------------  ------------  ------- ------------
MULTI-STRATEGY SUBTOTAL      20,541,466  $ 28,588,641  20.04 % $  5,285,844

SPECIAL SITUATIONS

Amber Fund, L.P. (e)          1,031,786     1,262,780   0.88      1,189,095    1/1/2006       N/A
Brookdale International
  Partners, L.P. (c)          5,458,040    10,499,270   7.36      6,390,075    8/1/2005    Quarterly
Gracie Capital, L.P. (e)      3,460,296     2,815,064   1.97       (491,172)   1/1/2002       N/A
JANA Partners Qualified,
  L.P. (d)                      287,415        78,912   0.06         22,493    1/1/2006       N/A
JANA Piranha Fund,
  L.P. (d)                      350,272       393,542   0.28         85,843    3/1/2006       N/A
Pentwater Event Fund,
  L.L.C., Class A1 (d)          533,221       700,351   0.49        202,999    10/1/2007      N/A
Pentwater Event Fund,
  L.L.C., Class E             7,116,762     8,502,392   5.96      2,033,584    10/1/2007    Annually
Pentwater Event Fund,
  L.L.C., Class E1 (d)          916,715     1,216,837   0.85        264,240    10/1/2007      N/A
Seneca Capital, L.P. (d)        806,136       104,009   0.07       (297,998)   10/1/2001      N/A
Seneca Capital, L.P. (d)      1,502,395       312,101   0.22       (166,769)   10/1/2001      N/A
Seneca Capital, L.P.,
  SLV (e)                     4,023,152     3,687,044   2.58       (465,761)   10/1/2001      N/A
                          -------------  ------------  ------- ------------
  SPECIAL SITUATIONS
  SUBTOTAL                $  25,486,190  $ 29,572,302  20.72 % $  8,766,629

Other Securities                     --            --     --         91,772
Redeemed Investment Funds            --            --     --      3,321,960

                          -------------  ------------  ------- ------------
TOTAL                     $  94,131,071  $107,221,441  75.14 % $ 24,254,700
                          =============  ============  ======= ============

(a) Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying  liquidity terms.

(b) Investment Funds with no dates or amounts can be redeemed in full.

(c) Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.






                               The preceding notes are an integral part of these financial statements.                            16

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------

  The following is a summary of the inputs used in valuing the Fund's  investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those  investments.  The
  Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant  factors  include the individual  Investment  Funds'  compliance with fair value  measurements,  price  transparency  and valuation  procedures in place,  subscription  and redemption  activity,  level of illiquid  securities held, and the existence or absence of redemption restrictions.

  The Fund's  investments are categorized in three levels as disclosed below.  Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities.  Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the December 31, 2009 measurement date, or within ninety days of the  measurement  date.  Level 3 discloses  the amount of  investments  where the Fund does not have the ability to redeem at net asset value within ninety days of the December 31, 2009 measurement date.

                                                         ASSETS TABLE

------------------------------------------------------------------------------------------------------------------------------
                                                                                           LEVEL 2              LEVEL 3
                                                TOTAL FAIR VALUE AT       LEVEL 1        SIGNIFICANT          SIGNIFICANT
DESCRIPTION                                           12/31/2009      QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
------------------------------------------------------------------------------------------------------------------------------
Distressed/Credit                               $        25,247,292   $          --   $      10,723,177   $         14,524,115
Long/Short Equity                                        23,813,206              --             503,078             23,310,128
Multi-Strategy                                           28,588,641              --          20,923,347              7,665,294
Special Situations                                       29,572,302              --          10,499,270             19,073,032
                                                ------------------------------------------------------------------------------
TOTAL ASSETS                                    $       107,221,441   $          --   $      42,648,872   $         64,572,569
                                                ------------------------------------------------------------------------------

    The following is a reconciliation  of assets in which  significant  unobservable  inputs (Level 3) were used in determining fair value:

                                                                        CHANGE IN
                                                          REALIZED      UNREALIZED        NET       TRANSFERS IN
                       BALANCE AS OF                       GAIN /     APPRECIATION /   PURCHASES /  AND/OR OUT OF    BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2008 RECLASSIFICATIONS*   (LOSS)     DEPRECIATION      (SALES)      LEVEL 3**     DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Distressed Credit     $ 10,030,255       $(9,647,256)            $--      $942,442             $--    $13,198,674     $14,524,115
Long/Short Equity       24,349,585                --      (2,099,698)    2,986,786     (12,858,037)    10,931,492      23,310,128
Multi-Strategy          35,037,529       (13,069,397)      2,348,090       754,059      (5,972,263)   (11,432,724)      7,665,294
Special Situations      74,430,705       (42,606,758)     (3,143,872)    3,720,814     (13,231,529)       (96,328)     19,073,032
------------------------------------------------------------------------------------------------------------------------------------
Total                 $143,848,074      $(65,323,411)    $(2,895,480)   $8,404,101    $(32,061,829)   $12,601,114     $64,572,569
------------------------------------------------------------------------------------------------------------------------------------

   Net change in  unrealized  appreciation/depreciation  on Level 3 assets and  liabilities  still held as of December  31, 2009 is
   $3,726,530.

     *    Reclassifications  represent investments in Investment Funds that were previously categorized as Level III investments for the year ended December 31, 2008. In accordance with recently issued authoritative  guidance,  these investments are being reclassified as Level II investments for the year ended December 31, 2009.

     **   The Fund reclassified its investments in Trian Partners, L.P., valued at $11,434,570, from the Special Situations strategy to the Long/Short Equity strategy effective December 31, 2009.





                               The preceding notes are an integral part of these financial statements.                            17

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2009 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                                               FUND         OTHER TRUSTEESHIPS/
                               TERM OF OFFICE                                                COMPLEX       DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF                   PRINCIPAL OCCUPATION(S)    OVERSEEN BY     DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED (1)                    DURING PAST 5 YEARS        DIRECTOR             COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
Meyer Feldberg (67) (3)       Term -- Indefinite  Dean Emeritus and Professor of           See Footnote  Director of: Primedia,
UBS Financial Services Inc.     Length--since     Management of the Graduate School of          2.       Inc., Macy's, Inc., Revlon,
1285 Avenue of the Americas    Commencement of    Business, Columbia University; Senior                  Inc., NYC Ballet and SAPPI
New York, NY 10019               Operations       Advisor to Morgan Stanley                              Ltd. Advisory Director of
Director                                                                                                 WelshCarson Anderson &
                                                                                                         Stowe.

George W. Gowen (80)          Term -- Indefinite  Law partner of Dunnington, Bartholow          11       None
UBS Financial Services Inc.     Length--since     & Miller
1285 Avenue of the Americas    Commencement of
New York, NY 10019               Operations
Director

Stephen H. Penman (63)        Term -- Indefinite  Professor of Financial Accounting of          11       None
UBS Financial Services Inc.     Length--since     Graduate School of Business, Columbia
1285 Avenue of the Americas       July 2004       University
New York, NY 10019
Director

Virginia G. Breen (45)        Term -- Indefinite  General Partner of Sienna Ventures and        11       Director of: Modus Link,
UBS Financial Services Inc.     Length--since     General Partner of Blue Rock Capital                   SMGI, Inc; Excelsior
1285 Avenue of the Americas      May 2, 2008                                                             Absolute Return Fund of
New York, NY 10019                                                                                       Funds, L.L.C.; Excelsior
Director                                                                                                 Buyout Investors, L.L.C.;
                                                                                                         Excelsior LaSalle Property
                                                                                                         Fund Inc; UST Global
                                                                                                         Private Markets Fund L.L.C.

                                                 OFFICER(S) WHO ARE NOT DIRECTORS

Robert F. Aufenanger (56)
UBS Financial Services Inc.   Term -- Indefinite  Executive Director of UBS Alternative
1285 Avenue of the Americas     Length--since     Investments US since April 2007
New York, NY 10019               May 1, 2007      Prior to April 2007, Chief Financial         N/A                  N/A
Principal Accounting Officer                      Officer and Senior Vice President of
                                                  Alternative Investments Group at U.S.
                                                  Trust Corporation from 2003 - 2007

Frank Pluchino (50)
UBS Financial Services Inc.   Term - Indefinite   Assistant Director of Compliance of
1000 Harbor Boulevard          Length - since     UBS Financial Services Inc. since 2003
Weehawken, NY 07086             July 19, 2005     and Deputy Director of Compliance UBS        N/A                   N/A
Chief Compliance Officer                          Financial Services of Puerto Rico Inc.
                                                  since October 2006. Prior to 2003,
                                                  Chief Compliance Officer of
                                                  LibertyView Capital Management, Inc.,
                                                  an investment adviser, and LibertyView
                                                  Alternative Asset Management, Inc., an
                                                  NASD broker-dealer.

Craig Goos (39)               Term -- Indefinite
UBS Financial Services Inc.     Length--since     Managing Director UBS Alternative            N/A                   N/A
1285 Avenue of the Americas     September 18,     Investments US since September 2008.
New York, NY 10019                  2008          Prior to September 2008, Managing
Principal Executive Officer                       Director of Bear Stearns Alternative
                                                  Investment platform from 2004-2009.

(1) For  Directors,  their  terms are for the  duration  of the term of the Fund,  unless his  status as a Director  shall be sooner terminated by death, adjudicated incompetent,  voluntarily withdraw,  physically unable to perform duties, removed either by vote or written  consent of at  two-thirds of the  Directors or vote or written  consent of Members  holding not less than two thirds of the total number of votes eligible to the cast by all Members.

(2) Mr. Feldberg is a director or trustee of 28 investment companies (consisting of 60 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3) Mr.  Feldberg is an "interested  person" of the Fund because he is an affiliated  person of a  broker-dealer  with which the UBS
Financial Services  Alternative  Investment Group of Funds does business.  Mr. Feldberg is not an affiliated person of UBS Financial
Services or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 201-352-3571.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $77,560 in 2009 and $57,064 in 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $13,000 in 2009 and $16,500 in 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $123,000 in 2009 and $62,000 in 2008. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2008.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.030 million for 2009 and $2.240 million for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

          Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

          If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

          If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                             UBS EVENT FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and

Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006. Mr. Woodbury has been associated with the Adviser since 2008 and has served as Portfolio Manager during this time. Mr. Woodbury is a Director of UBS Financial Services. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,576,694,535             5              $452,057,202        0             N/A

RUSSELL SINDER

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,576,694,535             5              $452,057,202        0             N/A

JOSEPH M. SCIORTINO

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,576,694,535             5              $452,057,202        0             N/A

MATTHEW WOODBURY

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,576,694,535             5              $452,057,202        0             N/A

(1) Of these accounts, 3 accounts with total assets of approximately $479,309,286 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $120,000,376 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Event Fund, L.L.C.


By (Signature and Title)* /s/ Michael Perry
                          ---------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ---------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ---------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 3/4/2010

* Print the name and title of each signing officer under his or her signature.